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United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-6165

Federated Hermes Municipal Securities Income Trust

(Exact name of registrant as specified in charter)

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of principal executive offices) (Zip code)

Peter J. Germain, Esquire

Federated Hermes, Inc.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

(Name and address of agent for service)

Registrant’s telephone number, including area code: 412-288-1900

Date of fiscal year end: August 31

Date of reporting period: 7/1/2021 through 6/30/2022

Item 1. Proxy Voting Record.

Registrant Name: Federated Hermes Municipal Securities Income Trust

Fund Names:

Federated Hermes Michigan Intermediate Municipal Fund

Federated Hermes Ohio Municipal Income Fund

Federated Hermes Pennsylvania Municipal Income Fund

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the above-named funds were entitled to vote.

Registrant Name: Federated Hermes Municipal Securities Income Trust

Fund Name: Federated Hermes Municipal High Yield Advantage Fund

Issuer Name	Country	Meeting Date	Meeting Type	Record Date	Ticker	Security ID	Symbol Type	Ballot Issue Number	Proposal Text	Proponent	Mgmt Reco	Vote Cast	Fund Name	Logical Ballot Status
New Hampshire Health and Education Facilities Authority	United States	4/14/2022	Consent	3/14/2022	NA	64461XBH7	CUSIP	1	Vote On The Plan. (For = Accept, Against = Reject)(Abstain Votes Do Not Count)	Mgmt	N/A	For	Federated Hermes Municipal High Yield Advantage Fund	Voted
New Hampshire Health and Education Facilities Authority	United States	4/14/2022	Consent	3/14/2022	NA	64461XBH7	CUSIP	2	The undersigned Beneficial Holder of the Claim did not vote to accept the Plan and consents to the Third Party Release in Article IX.D of the Plan. (For = Opt In, Against Or Abstain = Do Not Opt In)	Mgmt	N/A	Abstain	Federated Hermes Municipal High Yield Advantage Fund	Voted

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Federated Hermes Municipal Securities Income Trust

By (Signature and Title)	/s/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer

Date:	August 22, 2022